Short-Term Debt - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 28, 2014	Sep. 30, 2014	Dec. 31, 2014
SHORT-TERM DEBT (Details) [Line Items]
Repayments of Notes Payable			$ 75,000
Notes Payable, Other Payables [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Face Amount			$ 12,434
Debt Instrument, Interest Rate, Stated Percentage			5.99%
Debt Instrument, Date of First Required Payment			Sep. 05, 2014
Debt Instrument, Maturity Date			May 05, 2015
Debt Instrument, Periodic Payment, Interest			$ 2,524
Land [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Face Amount	$ 249,000	$ 249,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Debt Instrument, Date of First Required Payment	Aug. 01, 2014
Debt Instrument, Date of Final Required Payment	Jan. 01, 2015
Debt Instrument, Maturity Date	Jan. 30, 2015	Jan. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	18.00%
Debt Instrument, Interest Rate, late charge	5.00%